Schedule of Common Stock Subject to Possible Redemption (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares		2,562,567	2,562,567	2,562,567
Common stock subject to possible redemption value		$ 28,394,477	$ 27,938,713	$ 27,938,713
Common stock subject to possible redemption shares	2,562,567		2,562,567	277,511	2,562,567
Common stock subject to possible redemption value	$ 29,223,707		$ 28,394,477	$ 2,816,791	$ 27,938,713
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares	2,562,567	2,562,567	2,562,567	2,562,567	11,500,000
Common stock subject to possible redemption value	$ 28,835,301	$ 28,394,477	$ 27,938,713	$ 27,938,713	$ 117,864,419
Less:Redemptions shares (paid in April and November 2023)					(8,937,433)
Less: Redemptions value				$ (26,890,379)	$ (93,521,369)
Plus: Remeasurement of carrying amount to redemption shares
Plus: Remeasurement of carrying amount to redemption value	$ 388,406	$ 440,824	$ 455,764	$ 1,768,457	$ 3,595,663
Common stock subject to possible redemption shares	2,562,567	2,562,567	2,562,567	277,511	2,562,567
Common stock subject to possible redemption value	$ 29,223,707	$ 28,835,301	$ 28,394,477	$ 2,816,791	$ 27,938,713
Less:Redemptions shares (paid in April and November 2023)				(2,285,056)	(8,937,433)